File No. 33-50211
811- 07089
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
Pre-Effective Amendment No.			[__]
Post-Effective Amendment No. 12			[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]
Amendment No. 12			[X]
(Check appropriate box or boxes.)
DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact Name of Registrant as Specified in Charter)
c/o The Dreyfus Corporation
	200 Park Avenue, New York, New York	10166
	(Address of Principal Executive Offices)	(Zip Code)
Registrant's Telephone Number, including Area Code: (212) 922-6000
Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
----	immediately upon filing pursuant to paragraph (b)
----	on pursuant to paragraph (b)

----	60 days after filing pursuant to paragraph (a)(1)
X	on April 1, 2005 pursuant to paragraph (a)(1)
----	75 days after filing pursuant to paragraph (a)(2)
----	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

Seeks income that is exempt from federal and Pennsylvania state income taxes
PROSPECTUS April 1, 2005

YOU, YOUR ADVISOR AND

Dreyfus.

A MELLON FINANCIAL COMPANY™

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	7

Your Investment

Account Policies	8
Distributions and Taxes	12
Services for Fund Investors	13
Instructions for Regular Accounts	14

For More Information

See back cover.

Dreyfus Pennsylvania Intermediate
Municipal Bond Fund

Ticker Symbol: DPABX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capi-tal.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes.

The fund invests at least 80% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its net assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The fund generally maintains a dollar-weighted average portfolio maturity between three and ten years.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio manager’s changing views of the current interest rate and market environments.The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

The Fund

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds and municipal bonds that pay income exempt only from federal income tax.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

Concepts to understand

Municipal bonds: debt securities that provide income free from federal income tax and state income tax if you live in the issuing state. Municipal bonds are typically of two types:

• general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Dollar-weighted average maturity: an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, which means you could lose money.

  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates.Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price.The longer the fund’s effective maturity and duration, the more its share price is likely to react to interest rates.
  Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests primarily in investment grade bonds, it may invest in high yield (“junk”) bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.
  Liquidity risk. When there is no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically.
  State-specific risk. The fund is subject to the risk that Pennsylvania’s economy, and the revenues underlying its municipal bonds, may decline.
  Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.
  Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sectors.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those related to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.
  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers.Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the fund’s performance from year to year. The table compares the fund’s average annual total returns to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for intermediate municipal bonds.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Unlike the fund, the index is not geographically limited (it is not composed of bonds of a single state).

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee			1.00%
charged only when selling shares you
have owned for less than 30 days

Annual fund operating expenses
% of average daily net assets
Management fees			0.60%
Shareholder services fee			0.05%
Other expenses			0.20%

Total			0.85%

Expense example

1 Year	3 Years	5 Years	10 Years

$87	$271	$471	$1,049

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

For the fiscal year ended November 30, 2004, Dreyfus waived a portion of the management fee so that the effective fee paid by the fund was 0.55%, reducing total expenses from

0.85% to 0.80% . This waiver was voluntary.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for shareholder account service and maintenance.

Other expenses: fees paid by the fund for miscellaneous items such as shareholder service, transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT
Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166.Founded in 1947,Dreyfus manages approximately $159 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.55% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $4.0 trillion of assets under management, administration or custody, including approximately $707 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Douglas Gaylor is the fund’s primary portfolio manager. He has managed the fund since he joined Dreyfus in January 1996. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of fund shares.

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the Funds). In September 2004, plaintiffs served a Consolidated Amended Complaint (the Amended Complaint) on behalf of a purported class of all persons who acquired interests in any of the Funds between

January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named Dreyfus Service Corporation, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors. The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 5

M A N A G E M E N T (continued)
Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

6

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period,assuming you had reinvested all dividends and distributions.

These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended November 30,
	2004	2003	2002 [1]	2001	2000

Per-Share Data ($):
Net asset value, beginning of period	13.84	13.70	13.65	13.12	12.87

Investment operations: Investment income — net	.51 [2]	.54 [2]	.57 [2]	.59	.61

Net realized and unrealized gain (loss)
on investments	(.14)	.17	.20	.56	.31
Total from investment operations	.37	.71	.77	1.15	.92

Distributions: Dividends from investment income — net	(.50)	(.54)	(.57)	(.59)	(.61)

Dividends from net realized gain on investments	(.05)	(.03)	(.15)	(.03)	(.06)

Total distributions	(.55)	(.57)	(.72)	(.62)	(.67)

Net asset value, end of period	13.66	13.84	13.70	13.65	13.12
Total Return (%)	2.82	5.16	5.81	8.94	7.38

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.86	.85	.82	.90

Ratio of net expenses to average net assets	.80	.80	.80	.78	.80

Ratio of net investment income to average net assets	3.69	3.93	4.21	4.36	4.72
Portfolio turnover rate	22.50	25.16	10.77	27.47	34.68

Net assets, end of period ($ x 1,000)	82,956	82,501	84,702	74,037	64,739

1 As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or permium on a scientific basis for debt securities.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments by less than $.01 and increase the ratio of net investment income to average net assets from 4.16% to 4.21% . Per-share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding at each month end.

The Fund 7

ACCOUNT POLICIES
Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund’s investments generally are valued by an independent pricing service approved by the fund’s board.The pricing service’s procedures are reviewed under the general supervision of the board. If valuations for investments (received from the pricing service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be done by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of existing shares.

Your Investment

Minimum investments

	Initial	Additional

Regular accounts	$2,500	$100
		$500 for Dreyfus
		TeleTransfer investments

Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

8

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity.Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

If you are selling or exchanging shares you have owned for less than 30 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment).

Limitations on selling shares by phone or online through Dreyfus.com

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 9

ACCOUNT POLICIES (continued)
General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs.As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus/Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade.At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, con-trol or perceived affiliation.

10

Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the selling agreements between the distributor and financial intermediaries include obligations to comply with all applicable federal and state securities laws and rules, regulations, requirements and conditions of all applicable regulatory and self-regulatory agencies or authorities. Moreover, the intermediaries agree that the fund’s procedures relating to all orders and the handling thereof will be subject to the terms of the prospectus and the distributor’s written instructions. In order to seek assurances that such intermediaries comply with rules and regulations, all intermedi-aries, including those whose trades occur through omnibus accounts, have been sent written reminders of their obligations under the selling agreements, specifically highlighting rules relating to late trading. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Although these policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discre-tionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 11

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal and Pennsylvania personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For Pennsylvania personal income tax purposes, distributions derived from interest on municipal securities of Pennsylvania issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Pennsylvania personal income tax.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

12

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below.With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application or by calling 1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from one Dreyfus fund into
another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more.These checks are free; however, a fee may be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another.You can request your exchange in writing, by phone or online through Dreyfus.com. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online through Dreyfus.com, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Your Investment 13

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

TO SELL SHARES

Write a redemption check **or** write a letter of instruction that includes:

- your name(s) and signature(s)
- your account number
- the fund name
- the dollar amount you want to sell
- how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies – Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- DDA# 8900118393
- the fund name
- your account number
- name(s) of investor(s)

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Wire Have your bank send your investment to The Bank of New York, with these instructions:

- ABA# 021000018
- DDA# 8900118393
- the fund name
- your account number
- name(s) of investor(s)

Electronic check Same as wire, but insert "111" before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:
The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

14

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit the Dreyfus website to request your transaction.	**Wire** Visit the Dreyfus website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit the Dreyfus website to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit the Dreyfus website to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment. **Without any initial investment** Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.	**All services** Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 15

NOTES

NOTES

To obtain information:

By telephone Call 1-800-645-6561

By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2005 Dreyfus Service Corporation

For More Information

Dreyfus Pennsylvania

Intermediate Municipal Bond Fund

SEC file number: 811-7089

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ADDITIONAL INFORMATION
APRIL 1, 2005

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Pennsylvania Intermediate Municipal Bond Fund (the "Fund"), dated April 1, 2005, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City--Call 1-718-895-1206
Outside the U.S--Call 516-794-5452

The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

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DESCRIPTION OF THE FUND

The Fund is a Massachusetts business trust that commenced operations on December 16, 1993. The Fund is an open-end management investment company, known as a municipal bond fund. As a municipal bond fund, the Fund invests in debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political sub-divisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Bonds").

The Dreyfus Corporation (the "Manager or Dreyfus") serves as the Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund's Prospectus.

Pennsylvania Municipal Bonds. As a fundamental policy, the Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Municipal Bonds of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and certain other specified securities, that provide income exempt from Federal and Pennsylvania State personal income taxes (collectively, "Pennsylvania Municipal Bonds"). To the extent acceptable Pennsylvania Municipal Bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Bonds. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities' interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Bonds are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Bond and purchased and sold separately.

The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bond market, size of a particular offering, maturity of the obligation and rating of the issue.

Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). The Fund may invest without limitation in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund's investment objective.

Certain Tax Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

Tax Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in Municipal Bonds (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Bond, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Bond, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Bonds. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund's Board. Pursuant to such guidelines, the Board has directed the Manager to monitor carefully the Fund's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as the Manager may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the Manager to consider: (a) whether the lease can be cancelled;

(b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the Manager may deem relevant.

Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a Municipal Bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Manager, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Bond, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Bond and for other reasons.

The Fund will purchase tender option bonds only when the Manager is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Bonds and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Bonds which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Municipal Bonds deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying Municipal Bonds and generally is at a level comparable to that of a Municipal Bond of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying Municipal Bonds. The value of the second class and similar securities typically fluctuates more than the value of a Municipal Bond of comparable quality and maturity, which would increase the volatility of the Fund’s net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Municipal Bonds having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Ratings of Municipal Bonds. The Fund will invest at least 80% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated no lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and, together with Moody’s and the S&P, the "Rating Agencies"). The Fund may invest up to 20% of the value of its net assets in securities which, in the case of Municipal Bonds, are rated lower than Baa by Moody's and BBB by S&P and Fitch and as low as the lowest ratings assigned by the Rating Agencies, but it currently is the intention of the Fund that this portion of the Fund's portfolio be invested primarily in Municipal Bonds rated no lower than Baa by Moody's or BBB by S&P or Fitch. The Fund may invest in short-term Municipal Bonds which are rated in the two highest rating categories by a Rating Agency. The Fund also may invest in securities which, while not rated, are determined by the Manager to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 80% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined.

The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for the fiscal year ended November 30, 2004, computed on a monthly basis, was as follows:

			Percentage
Moody's	or	S&P or Fitch	of Value

Aaa		AAA	63.5%
Aa		AA	15.0%
A		A	14.1%
Baa		BBB	5.5%
MIG 1, P-1		SP-1, A-1/ F-1, F-1+	1.4% (1)
Not Rated		Not Rated	0.5% (2)
			100.0%

(1)	Includes tax exempt notes rated in one of the two highest rating categories by the Rating Agencies. These securities, together with Municipal Bonds rated Baa/BBB or better by the Rating Agencies, are taken into account at the time of a purchase for purposes of determining that the Fund's portfolio meets the 80% minimum quality standard discussed above.

(2)	Included in the Not Rated category are securities comprising 0.5% of the Fund’s market value which, while not rated, have been determined by the Manager to be of comparable quality to securities in the Baa/BBB rating category.

Subsequent to its purchase by the Fund, an issue of rated Municipal Bonds may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Bonds by the Fund, but the Manager will consider such event in determining whether the Fund should continue to hold the Municipal Bonds. To the extent that the ratings given by the Rating Agencies for Municipal Bonds may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities

Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of the Rating Agencies; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Dividends Distributions and Tax.” Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. When the Fund has adopted a temporary defensive position including when acceptable Pennsylvania Municipal Bonds are unavailable for investment by the Fund, in excess of 20% of the Fund's net assets may be invested in securities that are not exempt from Pennsylvania personal income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific Municipal Bonds. The Fund generally would purchase these call options to protect the Fund from the issuer of the related Municipal Bond redeeming, or other holder of the call option from calling away, the Municipal Bond before maturity. The sale by the Fund of a call option that it owns on a specific Municipal Bond could result in the receipt of taxable income by the Fund.

Zero Coupon, Pay-In-Kind and Step-Up Securities. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date or cash payment date; pay-in-kind bonds, which are debt securities that pay interest through the issuance of additional bonds; and step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of any discount on these securities varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Dividends, Distributions and Taxes.”

Investment Companies. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of univested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities.”

Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund's Prospectus. The Fund's use of certain of the investment techniques described below may give rise to taxable income.

Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, and swap agreements. The Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The Fund will not be a commodity pool. In addition, as a registered investment company, the Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Fund is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions--In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price in or before a specified expiration date.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures and options with respect thereto by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a Municipal Bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

     The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

     The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement could decline, potentially resulting in losses.

     The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by the Manager to present minimal credit risks. If there were a default by the other party to such transaction, the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The Fund will enter into swap transactions only when the Manager believes it would be in the best interests of the Fund’s shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable ordinary income or as short- or long-term capital gains.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

     Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements with other high quality instruments with short maturities.

Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

Forward Commitments. The Fund may purchase and sell Municipal Bonds and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

Investing in Municipal Bonds. The Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a municipal bond fund that does not follow this practice.

Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of municipal obligations may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the

Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

     Investing in Pennsylvania Municipal Bonds. Since the Fund is concentrated in securities issued by Pennsylvania or entities within Pennsylvania, an investment in the Fund may involve greater risk than investments in certain other types of municipal bond funds. You should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Bonds. You should review the information in “Appendix A” which provides a brief summary of special investment considerations and risk factors relating to investing in Pennsylvania Municipal Bonds.

Lower Rated Bonds. The Fund is permitted invest up to 20% of the value of its net assets in higher yielding (and, therefore, higher risk) debt securities, such as those rated below investment grade by the Rating Agencies (commonly known as "high yield" or "junk" bonds). They may be subject to greater risks and market fluctuations than certain lower yielding, higher rated fixed-income securities. See "Appendix B" for a general description of the Rating Agencies, ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

The market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager’s judgment may play a greater role in valuation because less reliable, objective data may be available.

These bonds may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon and increase the incidence of default for such securities. It is likely that any economic recession also could disrupt severely the market for such securities and have an adverse impact on their value.

The Fund may acquire these bonds during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds, pay-in-kind bonds and step-up bonds, in which the Fund may invest up to 5% of its net assets. In addition to the risks associated with the credit rating of the issuers, the market price of these securities may be very volatile during the period no interest is paid.

Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

The Fund's investment objective, and its policy to invest normally at least 80% of its net assets (plus any borrowings for investment purposes) in Pennsylvania Municipal Bonds (or other instruments with similar economic characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. In addition, the Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

2. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

3. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements; however, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

5. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act),

except to the extent that the activities permitted in Investment Restriction Nos. 1, 2, 8 and 10 may be deemed to give rise to a senior security.

7. Purchase securities other than Municipal Bonds and Taxable Investments and those arising out of transactions in futures and options or as otherwise provided in the Fund's Prospectus.

8. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures, including those relating to indices, and options on futures contracts or indices.

9. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid (which securities could include participation interests (including municipal lease/purchase agreements) and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature as described in the Fund's Prospectus on less than seven days' notice and as to which there is no secondary market), if, in the aggregate, more than 15% of its net assets would be so invested.

12. Invest in companies for the purpose of exercising control.

For purposes of Investment Restriction No. 5, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in value or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 1, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of the limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with these companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Fund *

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation	Other Board Memberships and
Position with Fund	During Past 5 Years	Affiliations

Joseph S. DiMartino (61)	Corporate Director and	The Muscular Dystrophy Association,
Chairman of the Board	Trustee	Director
(1995)		Levcor International, Inc., an apparel
fabric processor, Director
Century Business Services, Inc., a
provider of outsourcing functions for
small and medium size companies,
Director
The Newark Group, a provider of a
national market of paper recovery
facilities, paperboard mills and
paperboard converting plants, Director
Azimuth Trust, an institutional asset
management firm, Member of Board of
Managers and Advisory Board

David W. Burke (68)	Corporate Director and	John F. Kennedy Library Foundation,
Board Member (1994)	Trustee	Director
U.S.S. Constitution Museum, Director

Diane Dunst (65)	President, Huntting House	None
Board Member (1993)	Antiques

Rosalind Gersten Jacobs(79)	Merchandise and marketing	None
Board Member (1994)	consultant

Jay I. Meltzer (76)	Physician, Internist and	None
Board Member (1993)	Specialist in Clinical
Hypertension
Clinical Professor of
Medicine at Columbia

University & College of
Physicians and Surgeons
Faculty Associate, Center
of Bioethics, Columbia
University

Daniel Rose (75)	Chairman and Chief	Baltic-American Enterprise Fund, Vice
Board Member (1993)	Executive Officer of	Chairman and Director
	Rose Associates, Inc., a	Harlem Educational Activities Fund, Inc.,
	New York based real	Chairman
	estate development and	Housing Committee of the Real Estate
	management firm	Board of New York, Inc., Director

Warren B. Rudman (74)	Of Counsel to (from	Collins & Aikman Corporation, Director
Board Member (1993)	January 1993 to	Allied Waste Corporation, Director
	December 31, 2003,	Raytheon Company, Director
	Partner in) the law firm	Boston Scientific, Director
Paul, Weiss, Rifkind,
Wharton & Garrison,
LLP

Sander Vanocur (77)	President, Old Owl	None
Board Member (1993)	Communications

     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent auditors’ qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the Nominating Committee Charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee Charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund’s investments. The audit committee met four times and the nominating and compensation committees each met once during the fiscal year ended November 30, 2004. The pricing committee for the Fund had no meetings during the last fiscal year.

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2004.

Aggregate Holding of Funds
in the Dreyfus Family of
	Dreyfus Pennsylvania Intermediate	Funds for which Responsible
Name of Board Member	Municipal Bond Fund	as a Board Member

Joseph S. DiMartino	None	Over $100,000
David W. Burke	None	Over $100,000
Diane Dunst	None	Over $100,000
Rosalind Jacobs	None	Over $100,000
Jay I. Meltzer	None	Over $100,000
Daniel Rose	None	Over $100,000
Warren B. Rudman	None	Over $100,000
Sander Vanocur	None	$1 - $10,000

     As of December 31, 2004, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Fund pays its Board members its allocated portion of an annual retainer fee of $25,000 and a fee of $4,000 per meeting (with a minimum fee of $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of 11 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended November 30, 2004, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2004, were as follows:

		Total Compensation From the
	Aggregate Compensation	Fund and Fund Complex Paid to
Name of Board Member	From the Fund*	Board Member**

Joseph S. DiMartino	$1,441	$874,125 (193)
David W. Burke	$1,154	$318,000 (84)
Diane Dunst	$1,154	$50,000 (11)
Rosalind Gersten Jacobs	$1,206	$131,000 (33)
Jay I. Meltzer	$973	$46,000 (11)
Daniel Rose	$1,154	$104,500 (22)
Warren B. Rudman	$1,154	$84,000 (20)

Sander Vanocur	$1,154	$104,000 (22)

*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2,061 for all Board members as a group.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President,

Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive

Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

JOHN B. HAMMALIAN, Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 45 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002. Senior Accounting Manager –Taxable Fixed Income Funds of the Manager, and an officer of 19 investment companies (comprised of 75 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1992.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund's Board members and officers, as a group, owned less than 1% of the Fund's outstanding shares on March 7, 2005.

As of March 7, 2005, the following shareholders are known by the Fund to own of record 5% or more of the outstanding voting securities of the Fund: Charles Schwab & Co. Inc., Attn: Mutual Funds Dept., San Francisco, CA (14.98%); Pershing LLC, Pershing Div-Transfer Dept. Jersey City, NJ 07303 (7.72%); Mac & Co., Mutual Fund Operations, Pittsburgh, PA 15230 (7.27%) and National Financial Services, Boston, MA 02109 (13.59%) .

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to the Management Agreement (the “Agreement”) between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days’ notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days’ notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     In approving the current Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund’s investment strategies; the personnel, resources and experience of the Manager; the Fund’s performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager’s costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President, Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Vice President; Theodore A. Schachar, Vice President-Tax; Alex G. Scuilli, Vice President; Wendy H. Strutt, Vice President; William H. Maresca, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

     The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Fund and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include without limitation, the following: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders. For the fiscal years ended November 30, 2002, 2003 and 2004, the management fees payable by the Fund amounted to $469,869, $506,028 and $499,056, respectively, which amounts were reduced by $42,931, $46,686 and $39,131, respectively, pursuant to undertakings in effect by the Manager, resulting in net fees of $426,938 being paid by the Fund for fiscal 2002, $459,342 being paid by the Fund for fiscal 2003 and $459,925 being paid by the Fund for fiscal 2004.

The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

Portfolio Managers. The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, Bill Vasiliou, James Welch and Monica S. Wieboldt.

Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The Fund’s portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. The incentive compensation plan is comprised of three components: portfolio performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus’ pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in Mellon Financial Corporation restricted stock.

Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group. 1-year performance in each category is weighted at 40% and 3-year performance at 60%. The portfolio manager’s performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average. Generally, if the asset-weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.

Individual qualitative performance is based on Dreyfus’ Chief Investment Officer’s evaluation of portfolio manager’s performance based on any combination of the following: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

Portfolio managers are also eligible for Dreyfus’ Long Term Incentive Plan. Under that plan, cash and/or Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the Mellon organization.

The following table lists the number and types of other accounts advised by the Fund’s primary portfolio manager and assets under management in those accounts as of the end of the Fund’s fiscal year:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

Douglas J. Gaylor	8	$2.3 Billion	0	$0	0	$0

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio manager are as follows as of the end of the Fund’s fiscal year:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned

Douglas J. Gaylor	Dreyfus Pennsylvania	None
Intermediate Municipal Bond
Fund

     Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting our fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of Dreyfus’ portfolio managers.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fee and/or shareholder services fee or other expenses paid by the Fund. These additional payments may be made to certain institutions (which may include banks), securities dealers and other industry professionals (collectively, “Service Agents”), including affiliates, that provide shareholder servicing, sub-administration recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.

HOW TO BUY SHARES

     General. Fund shares may be purchased through the Distributor or Service Agents that have entered into service agreements with the Distributor. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans. The Fund reserves the right to reject any purchase order.

     As discussed under “Management Arrangements-Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to vary the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value per share, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. For information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value."

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for regular business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

     Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

     There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from your account, which on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described in the Fund's Prospectus or this Statement of Additional Information.

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review.

In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

For the fiscal year ended November 30, 2004, the Fund paid $39,043 pursuant to the Shareholder Services Plan.

HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset BuilderR and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online, or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset BuilderR order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Redemption Fee. The Fund will deduct a redemption fee equal to 1.00% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund. For the fiscal year ended November 30, 2004, the Fund retained redemption fees in the amount of $583.

No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund’s Checkwriting Privilege, Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts reflected on the records of the Transfer Agent as omnibus accounts approved by the Distributor, (3) through accounts established by securities dealers, banks or other financial institutions approved by the Distributor that utilize the National Securities Clearing Corporation’s networking system, or (4) acquired through the reinvestment of dividends or distributions. The redemption fee may be waived, modified or terminated at any time.

Checkwriting Privilege. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter, or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer

Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund’s Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. The Fund will deduct a redemption fee equal to 1.00% of the net asset value of Fund shares exchanged where the exchange is made less than 30 days after the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a s sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders residing in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com web site. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. The Fund's investments are valued each business day by an independent pricing service (the "Service") approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments (which may constitute a majority of the portfolio securities) is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed under the general supervision of the Fund's Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other mutual funds to calculate their net asset values. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

PORTFOLIO TRANSACTIONS

     General. Portfolio securities ordinarily are purchased from and sold to parties acting as principal. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms.

     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

Disclosure of Portfolio Holdings. It is the policy of the Fund to the protect the confidentiality of the Fund’s portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at "http://www.dreyfus.com/" www.dreyfus.com . The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient sings a written confidentiality agreement.

The Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund’s custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of the Fund’s portfolio holdings may be authorized only by the Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund’s Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund has qualified for treatment as a "regulated investment company" under the Code for the fiscal year ended November 30, 2004. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

The Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for regular business. Fund shares begin earning income dividends on the day following the date of purchase. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. Dividends usually are paid on the last business day of each month and are automatically reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of Federal tax exempt obligations, the Fund may designate and pay Federal exempt-interest dividends from interest earned on all such tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains, generally are taxable as ordinary income for Federal income tax purposes whether or not reinvested. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains to a shareholder who is a citizen or resident of the United States, whether or not reinvested and regardless of the length of time the shareholder has held his or her shares.

     Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of his or her investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in "Distributions and Taxes" in the Prospectus. In addition, the Code provides that if a shareholder holds Fund shares for six months or less and has received an exempt-interest dividend with respect to such shares, any loss incurred on the sale of such shares will be disallowed to the extent of the exempt-interest dividend.

Dividends paid by the Fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the dividends are attributable to interest received by the Fund from its investment in Pennsylvania Municipal Bonds and U.S. Government obligations, including obligations issued by U.S. possessions. Dividends or distributions by the Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax.

Dividends paid by the Fund which are considered “exempt-interest dividends” for Federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for dividends or distributions paid by the Fund attributable to interest received by the Fund from its investments in Pennsylvania Municipal Bonds and U.S. Government obligations, to the extent included in Federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the Federal income tax return that would not have been allowed under the Code if the interest were exempt from Federal income tax. It is the current position of the Pennsylvania Department of Revenue that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund attributable to its investments in Pennsylvania Municipal Bonds and U.S. Government obligations) for purposes of determining a corporation's capital stock value subject to the Pennsylvania Capital Stock/Franchise Tax.

Shares of the Fund are exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio consists of Pennsylvania Municipal Bonds and U.S. Government obligations, including obligations issued by U.S. possessions.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by the Fund from certain financial futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund as described above.

Offsetting positions held by the Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

Investment by the Fund in securities issued or acquired at a discount or providing for deferred interest or for payment of interest in the form of additional obligations, such as zero coupon, pay-in-kind and step-up securities, could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

INFORMATION ABOUT THE FUND

Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund’s Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Board member. The Trust Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

The Fund sends annual and semi-annual financial statements to shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, have been selected as independent auditors of the Fund.

APPENDIX A

RISK FACTORS—INVESTING IN PENNSYLVANIA MUNICIPAL OBLIGATIONS

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Pennsylvania (the "Commonwealth") and various local agencies, available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

General

     The Commonwealth had been historically identified as a heavy industry state, although declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy over the last thirty years. Current major sources of economic growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions. Pennsylvania's agricultural industries also are an important component of the Commonwealth's economic structure, accounting for more than $5.1 billion in crop and livestock products annually. Pennsylvania ranks among the top ten states in the production of a variety of agricultural products. In 2003, agribusiness and food related industries reached record export sales surpassing $1.3 billion. Over 58,000 farms form the backbone of the Commonwealth's agricultural economy. Farmland in Pennsylvania includes over four million acres of harvested cropland and four million acres of pasture and farm woodlands – nearly one-third of the Commonwealth's total land area.

     Pennsylvania's extensive public and private forests provide a vast source of material for the lumber, furniture and paper products industries. The forestry and related industries accounts for 1.5% of employment with economic activity of nearly $4.5 billion in domestic and international trade. Additionally, the Commonwealth derives a good water supply from underground sources, abundant rainfall, and a large number of rivers, streams, and lakes. Other natural resources include major deposits of coal, petroleum and natural gas. Annually, about 80 million tones of anthracite and bituminous coal, 180 billion cubic feet of natural gas, and about 1.4 million barrels of oil are extracted from Pennsylvania.

     In 2003, the population of Pennsylvania was 12.3 million. Pennsylvania has a high proportion of persons between 45 and 65 years old relative to the nation or the Middle Atlantic Region. The Commonwealth is highly urbanized, with 79% of the 2003 mid-year census population residing in the 15 metropolitan statistical areas of the Commonwealth. The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan statistical areas, together comprise almost 44% of the Commonwealth's total population. Pennsylvania's workforce is estimated at 5.7 million people, ranking as the sixth largest labor pool in the nation. The high level of education embodied in the Commonwealth's work force fosters a wide variety of employment capabilities. Pennsylvania's basic and higher education statistics compare favorably with other states in the nation.

     Pennsylvania's average annual unemployment rate was equivalent to the national average throughout the 1990's. Slower economic growth caused the rate to rise to 6.2% in 1994. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 5.6% through 2003. From 1994 through 2003, Pennsylvania's annual average unemployment rate was below that of the region, but higher than that of the United States until 2001. As of September 2004, Pennsylvania had a seasonally adjusted annual unemployment rate of 5.3% .

     Personal income in the Commonwealth for 2003 was $395.7 billion, an increase of 1.1% over the previous year. During the same period, national personal income increased at a rate of 3.1% . Based on estimates, per capita income for 2003 was at $31,998 for the Commonwealth, compared to per capita income in the United States of $31,632.

Description of Funds

     The Commonwealth utilizes the fund method of accounting, and over 150 funds have been established and currently exist for the purpose of recording receipts and disbursements, of which the General Fund is the largest. The General Fund receives all tax and non-tax revenues and Federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the operating and administrative expenses of the Commonwealth are payable from the General Fund, including debt service on most bond indebtedness of the Commonwealth. The Motor License Fund receives all tax and fee revenues relating to motor fuels and vehicles, except the revenues from ½¢ per gallon of the liquid fuels tax which is constitutionally required to be deposited in the Liquid Fuels Tax Fund for distribution to local municipalities. Similarly, other special revenue funds have been established by law to receive specified revenues appropriated to departments, boards and/or commissions for payment of their operating and administrative costs. Some of these special revenue funds are required to transfer excess revenues to the General Fund, and some receive funding, in addition to their specified revenues, through appropriations from the General Fund

     The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the costs of programs benefiting the elderly and handicapped in the Commonwealth.

     The Tobacco Settlement Fund is a special revenue fund established to receive tobacco litigation settlement payments paid to the Commonwealth. The Commonwealth is one of 46 states that settled certain smoking-related litigation in a November 1998 master settlement agreement with participating tobacco product manufacturers (the "MSA"). Under the MSA the Commonwealth is entitled to receive a portion of payments made pursuant to the MSA by participating tobacco product manufacturers. As of June 30, 2003, the Commonwealth had received approximately $1.67 billion in payments under the MSA. Most revenues to the Tobacco Settlement Fund are subject to annual appropriation.

     The Budget Stabilization Fund (replacing the Tax Stabilization Reserve Fund in 2002) is a special revenue fund that receives a portion of any budgetary basis fiscal year-end surplus of the General Fund. It is to be used for emergencies threatening the health, safety or welfare of citizens or during downturns in the economy that result in significant unanticipated revenue shortfalls not able to be addressed through the normal budget process. Assets of the fund may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly. Legislation enacted with the adoption of the Fiscal Year 2003 Budget abolished the Tax Stabilization Reserve Fund and transferred its balance of $1.038 billion to the General Fund. That legislation also established a new reserve fund named the Budget Stabilization Reserve Fund and initially directed $300 million of funding from the General Fund for deposit to the fund during Fiscal Year 2003. Subsequently, the General Assembly repealed the $300 million transfer allowing that amount to remain in the General Fund to help offset anticipated revenue shortfalls to the Fiscal Year 2003 budget. This action, in addition to other budget actions taken during Fiscal Year 2003, contributed to the achievement of a General Fund unappropriated surplus balance of $279.1 million on June 30, 2003, with 25% of that amount ($69.8 million) transferred to the Budget Stabilization Reserve Fund. In Fiscal Year 2004, a total of $190 million was transferred to the Budget Stabilization Reserve Fund. At present, the Commonwealth maintains a balance of approximately $260.4 million in the Fund.

     The Commonwealth maintains trust and agency funds that are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals. Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund, which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise. In addition, the Commonwealth maintains funds classified as working capital, bond and sinking funds for specified purposes.

     Financial information for the principal operating funds is maintained on a budgetary basis of accounting for insuring compliance with the enacted operating budget and is governed by applicable Commonwealth statutes and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements are audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm. The Commonwealth maintains a June 30th fiscal year end.

     Beginning with its GAAP basis financial statements for the fiscal year ended June 30, 2002, the Commonwealth has adopted several new accounting and reporting standards (collectively, the "New Standards"). Among other things, these New Standards required presentation of government-wide and fund financial statements that constitute basic financial statements and replace general-purpose financial statements reported under former standards. Government-wide financial statements are intended to portray the government "as a whole" while fund financial statements provide fund-specific information. Government-wide financial statements are intended to describe the total cost of providing governmental services and disclose whether the Commonwealth's financial condition improved or weakened during the fiscal year. As part of implementing the New Standards, effective July 1, 2001 the Commonwealth has reclassified and/or restated numerous fund balance amounts previously reported at June 30, 2001 and has reported governmental activities net assets at June 30, 2001. The New Standards also require providing supplementary information, including a Management's Discussion and Analysis of the financial statements. For Fiscal Year 2002 the Commonwealth also changed how functional expenditure categories are defined. All of these changes may hamper the comparability of GAAP basis financial information for Fiscal Year 2002 to financial reports for years prior to the implementation of the New Standards.

Revenues

     Tax revenues constitute approximately 97% of Commonwealth revenues in the General Fund. The major tax sources for the General Fund of the Commonwealth are the 6% sales tax ($7.729 billion, 33.9% of General Fund revenues in Fiscal Year 2004), the personal income tax ($7.74 billion, 33.9% of General Fund revenues in Fiscal Year 2004), the 9.99% corporate net income tax ($1.678 billion, 7.4% of General Fund revenues in Fiscal Year 2004) and capital stock and franchise taxes ($984.3 million, 4.3% of General Fund revenues in Fiscal Year 2004).

     The Commonwealth's personal income tax is levied at a flat rate on the taxable income of all residents and resident trusts and estates and taxable income attributable to Pennsylvania non-resident estates and trusts. The current tax rate of 3.07% became effective on January 1, 2004, having been raised from the prior rate of 2.8%, which had been in effect since July 1, 1992. Credit against the tax is allowed for gross or net income taxes paid to other states by Pennsylvania residents.

     Capital stock and franchise tax tentative payments are payable quarterly based on 90% of the tax liability of the year preceding the immediate prior year. Under current law, the General Fund tax rate is

6.99 mills, having been reduced from 7.24 mills effective January 1, 2004. This tax is scheduled to be phased out by annual rate reductions through 2010.

     Other taxes, including the utility gross receipts tax ($1.012 billion, 4.4% of Fiscal Year 2004 revenues), the cigarette tax ($856.4 million, 3.8% of Fiscal Year 2004 revenues) and inheritance and estate taxes ($747.6 million, 3.3% of Fiscal Year 2004 revenues) also contribute significant revenues to the Commonwealth's budget.

     The major tax sources for the Motor License Fund are the liquid fuels taxes and the oil companies franchise tax. Together these taxes produce over 53% of Motor License Fund revenues. Portions of certain taxes whose receipts are deposited into the Motor License Fund are legislatively restricted to specific transportation programs. These receipts are accounted for in restricted accounts in the Motor License Fund and are not included in the discussions of the tax revenues of the Motor License Fund.

     License and fee receipts in the General Fund for Fiscal Year 2004 totaled $105.2 million representing 0.5% of Commonwealth revenues to the General Fund. Revenues from motor vehicle licenses and fees in Fiscal Year 2004 were $843.2 million, representing 40.4% of total Fiscal Year 2003 Motor License Fund revenues. Federal Revenues. Receipts by the Commonwealth in its General Fund, Motor License Fund and State Lottery Fund from the Federal government during Fiscal Year 2004 totaled $15.7 billion. Approximately $10.99 billion, or 69% of total Federal revenue to the Commonwealth for Fiscal Year 2004, is attributable to public health and welfare programs, the largest of which are for the medical assistance and temporary assistance to needy families programs. For Fiscal Year 2005, receipt of Federal funds is estimated to be $17.3 billion.

Expenditures

     In Fiscal Year 2004, expenditures from Commonwealth revenues for education purposes were just over $9.1 billion. The 2005 Budget (defined below) includes over $9.815 billion in education funding, an increase of almost 8% over Fiscal Year 2004.

     The Commonwealth provides temporary support for its residents who are seeking to achieve and sustain independence. It also provides care, treatment and rehabilitation to persons with mental and physical disabilities and supports programs to prevent or reduce social, mental and physical disease and disabilities. Public health and human service programs are the largest single component of combined Commonwealth and Federal spending in the Commonwealth's operating budget. Fiscal Year 2004 public health and human services expenditures were $21.4 billion and are expected to be $23 billion for Fiscal Year 2005. Of the Fiscal Year 2004 expenditures, $7.73 billion were funded from the General Fund, while $8.0 billion is estimated to be provided in Fiscal Year 2005. Federal funds are expected to increase by $474.6 million, and augmentations are expected to increase by $1.5 billion for Fiscal Year 2005. The 2005 Budget also includes $353.3 million of receipts from the Tobacco Statement Fund that will be expended for health care.

     The Commonwealth is responsible for the construction, restoration and maintenance of the highways and bridges in the 40,000-mile state highway system, including certain city streets that are a part of the state highway system. Assistance for the maintenance and construction of local roads and bridges is provided to municipalities through grants of financial aid. Highway maintenance costs, construction costs and assistance grants are paid from the Motor License Fund. The General Fund, the State Lottery Fund and other special funds, including the Public Transportation Assistance Fund, the

Liquid Fuels Tax Fund, the Highway Beautification Fund and the Motor Vehicle Transaction Recovery Fund provide the remainder of funding for transportation programs.

     The Commonwealth also provides subsidies for mass transit systems including passenger rail and bus service. A total of $492.2 million in Commonwealth revenues was expended from the General Fund and the State Lottery Fund for such purposes in Fiscal Year 2003, and $507.7 million was available for Fiscal Year 2004. A total of $514.7 million was proposed in the 2005 Budget. In 1991, the Public Transportation Assistance Fund was created with dedicated sources of funding for mass transit systems. Funds totaling $176.0 million were expended from this fund in Fiscal Year 2003, and $190.5 million was budgeted for Fiscal Year 2004. A total of $193.0 million was proposed for the 2005 Budget.

     Motor License Fund restricted revenues budgeted for highway construction purposes totaled $678.2 million in Fiscal Year 2003, and $696.2 million was available for Fiscal Year 2004. A total of $742.1 million is available in the 2005 Budget. Combined Motor License Fund and restricted revenues expended for highway maintenance in Fiscal Year 2003 was $1.089 billion, and $1.115 billion was budgeted for Fiscal Year 2004. A total of $1.193 million is available in the 2005 Budget. Support of highway and bridge expenditures by local governments through grants paid from Motor License Fund and restricted revenues were $267.2 million in Fiscal Year 2003, and $287.8 million was available for Fiscal Year 2004. A total of $295.3 million is available in the 2005 Budget.

     The Commonwealth's current aviation program funds the development of public airport facilities. Taxes levied on aviation and jet fuel provide revenues for a restricted account for aviation programs in the Motor License Fund. In Fiscal Year 2003, $9.3 million was expended from the aviation-restricted account for such purposes, and $17.3 million was available for Fiscal Year 2004. A total of $8.3 million is available in the 2005 Budget.

Financial Performance

     Recent Developments. Slower than projected growth in the national economy during Fiscal Year 2003 resulted in a shortfall of revenues of $497.6 million (2.3%) below the budget estimate. The Governor has taken action to reduce current fiscal year expenditures leading to appropriation lapses totaling $466.9 million and repeal of the transfer of $300 million from the General Fund to the Budget Stabilization Reserve Fund. Absent these actions the Commonwealth would have ended the fiscal year with an operating deficit and a negative fiscal year-end budgetary basis balance.

     Greater than projected growth in the national economy during the second half of 2003 and continuing in early Fiscal Year 2004 contributed to actual General Fund revenues exceeding the previous budget estimate for Fiscal Year 2004 by $636.7 million (2.9%) . Actual revenues collected in Fiscal Year 2004 totaled $21.813 billion. Revenues in excess of the budget estimate were achieved in various tax and revenue categories including: total corporation taxes, which exceeded the estimate by $252 million (6.1%); personal income tax receipts, which exceeded the estimate by $117.8 million (1.5%) and non-tax revenues, which exceeded the estimate by $158.9 million (26%). Greater than expected Commonwealth revenues were utilized to support total appropriations totaling $21.885 billion. The budgetary basis unappropriated surplus balance, following the required and supplemental transfers to the Budget Stabilization Reserve Fund, at the end of Fiscal Year 2004 was $76.8 million.

     Financial Results for Governmental Fund Types Recent Fiscal Years (GAAP Basis). During Fiscal Year 2003, the overall financial position (net assets) of the Commonwealth, including both governmental and business-type activities, deteriorated by $0.7 billion or 3.3% of total beginning net assets. For all governmental activities, the net increase in net assets was $0.3 million, 1.7% of beginning net assets of $17.7 billion. Total governmental assets were $33.5 billion and liabilities were $15.5 billion at June 30, 2003, leaving governmental assets of $18 billion.

     The governmental funds balance sheet reports total fund balances for all governmental funds. Assets of the Commonwealth's governmental funds (the General Fund, the Motor License Fund and the Tobacco Settlement Fund are major governmental funds) as of June 30, 2003 were $13.48 billion. Liabilities for the same date totaled $7.863 billion, leaving a fund balance of $5.613 billion, a decline of $765 million from the fund balance at June 30, 2002, as restated. The fund balance for the General Fund decreased by $665 million, fund balance for the Motor License Fund increased by $181 million, fund balance for the Tobacco Settlement Fund decreased by $117 million and fund balance for aggregated non-major funds decreased by over $122 million.

     General Fund Financial Results for Recent Fiscal Years (GAAP Basis). During the five year period from Fiscal Year 1999 through Fiscal Year 2003, revenues and other sources increased by an average 4.3% annually. Tax revenues during this same period increased by an annual average of 1.9% . During the past several years, slow economic growth and the resulting slow growth for tax revenues have caused fees and license income and other financing sources such as transfers from other funds to become a larger portion of income to the General Fund. Expenditures and other uses during the Fiscal Years 1999 through 2003 rose at an average annual rate of 5.7% ..

     The fund balance at June 30, 2003 totaled $2.358 billion, a decrease of $665 million over the balance at June 30, 2002 (restated). The Fiscal Year 2003 year-end unreserved-undesignated balance of $1.315 billion was $289.3 million below the amount recorded for Fiscal Year 2002.

     General Fund Fiscal Year 2002 Financial Results (GAAP Basis). At June 30, 2002, the General Fund reported a fund balance of $3.023 billion, a decrease of $1.622 billion from the reported $4.645 billion fund balance at June 30, 2001. On a net basis, total assets decreased by $206.2 million to $8.137 billion. Cash and investments decreased due to a decline in tax revenues, and receivables increased because of a mandatory change in how taxes receivable are financially reported. Liabilities increased by $1.416 billion to $5.114 billion largely because a mandatory offsetting change in deferred revenues related to how taxes receivable are reported.

     The slowing national economy led to lower tax revenue collections during Fiscal Year 2002. Total tax revenue collections actually declined during the fiscal year, compared to the prior year, and actual tax collections were $1 billion below the final budgeted revenue estimate. Executive controls over budgetary spending helped overcome the tax revenue shortfall during Fiscal Year 2002.

     The General Fund reported a $1.6 million decrease in total fund balance during the fiscal year, which included the transfer of $853.9 million to the new Tobacco Settlement Fund. In addition, on a net basis, the General Fund transferred $461 million to other funds and provided almost $787 million to component units, organizations that are legally separate from the Commonwealth's primary government, but for which elected officials are financially accountable. Before transfers, the General Fund reported revenues over expenditures of $475.5 million. The General Fund unreserved, undesignated fund balance decreased during the fiscal year by $80.9 million. During the fiscal year, total fund balance reservations decreased principally because of legislation closing the former Tax Stabilization Reserve Fund. On a net basis, fund balance designations declined by $455.2 million because prior year receipts from the Tobacco Master Settlement Agreement and related investment income totaling $851.4 million through June 30, 2001 were previously reported as a General Fund balance designation at June 30, 2001; those amounts were transferred to the newly-established Tobacco Settlement Fund during Fiscal Year 2002. General Fund balance designations increased because of a new $300 million designation for the newly established Budget Stabilization Reserve Fund. Other fund balance designations increased by

$96.2 million on a net basis during the fiscal year, principally a $78.7 million increase for group medical and life insurance, an $8.2 million increase for a judicial computer system and a $9.2 million increase for agency construction projects.

     General Fund Fiscal Year 2002 Financial Results (Budgetary Basis). Largely due to the effects of the national recession on tax and other receipts, actual Fiscal Year 2002 revenues were below estimate by 5.9% ($1.268 billion). Total Fiscal Year 2002 revenues net of reserves for tax refunds and including intergovernmental transfers were $19.64 billion. Actual expenditures from Fiscal Year 2002 appropriations were 1.2% below the original appropriated levels. Total expenditures net of appropriation lapses and including intergovernmental transfers totaled $20.87 billion. An unappropriated surplus balance at the close of the fiscal year was maintained by the transfer of the $1.038 billion balance of the Tax Stabilization Reserve Fund to the General Fund and a partial draw down of the $336.5 million General Fund balance at the beginning of the fiscal year. The unappropriated balance at the close of the Fiscal Year 2002 was $142.8 million.

     Commonwealth tax revenues for the fiscal year declined 2.6% from Fiscal Year 2001 tax receipts, the first year over year decrease in tax receipts since Fiscal Year 1962, largely due to the national economic recession during Fiscal Year 2002. Most major tax categories experienced collections below their budget estimates. Sales tax receipts, the Commonwealth's largest single tax category, were below estimate by $59 million (0.8%) . Personal income tax receipts were $738.7 million (9.4%) below estimate. Corporate tax collections were $358.8 million (9.1%) below estimate, and non-tax revenue receipts were $155.4 million (24.2%) below the estimate for Fiscal Year 2002 led by a decline in miscellaneous revenues, primarily earnings on investments.

     Expenditures of Commonwealth revenues during Fiscal Year 2002, including supplemental appropriations, intergovernmental transfers and net of appropriation lapses, were $20.874 billion, representing a 4.5% increase over the prior fiscal year. A total of $457.5 million of appropriations were lapsed during Fiscal Year 2002. Intergovernmental transfers replaced $549.6 million of General Fund medical assistance costs in Fiscal Year 2002 compared to $248.4 million in Fiscal Year 2001.

     General Fund Fiscal Year 2003 Financial Results (GAAP Basis). At June 30, 2003, the General Fund reported a fund balance of $2.358 billion, a decrease of $655 million from the reported $3.023 billion fund balance at June 30, 2002. On a net basis, total assets increased by $388 million to $8.525 billion. Liabilities increased by $1.053 billion to $6.167 billion largely because of a $383 million increase in accounts payable.

     A large part of the $665 million net decrease was because the General Fund transferred $903 million to other funds and provided $1.04 billion to component units. Total General Fund expenditures increased by 8.2% during Fiscal Year 2003. General Fund tax revenues increased by 4.9% due to economic growth and, to a large degree, by increases in cigarette tax rates. Intergovernmental revenues increased by 11.1% due to increases in Federally-funded programs, particularly medical and other assistance. Total General Fund revenues increased by 6.1% during Fiscal Year 2003. The overall decrease in fund balance during the fiscal year was an improvement of $957 million over the prior fiscal year decrease in fund balance ($1.622 billion). On an overall basis, during periods of declining or slow economic growth, it is common for the fund balance of the General Fund to decline.

     General Fund Fiscal Year 2003 Financial Results (Budgetary Basis). Largely due to the lingering effects of the national recession on tax and other receipts, actual Fiscal Year 2003 revenues were below estimate by 2.3% ($497.6 million). Total Fiscal Year 2003 net revenues were $21.81 billion. Actual expenditures from Fiscal Year 2003 appropriations were 1.4% ($295.7 million) below the original enacted amounts. Total expenditures amounted to $21.672 billion. The unappropriated surplus balance at the close of the fiscal year increased by $136.6 million prior to the statutorily required 25% transfer to the Budget Stabilization Reserve Fund; as a result, the unappropriated balance as of June 30, 2003 was $209.3 million.

     Fiscal Year 2003 revenues totaled $21.81 billion, an increase of $2.2 billion (11%) over Fiscal Year 2002 revenues. Commonwealth tax revenues, prior to reserve for refunds, increased by $1.3 billion to $21.32 billion (an increase of 6.3%) . This increase in tax revenues was primarily due to increases for certain taxes enacted with the 2003 budget, but were still $497.6 million (2.3%) below the estimate. Most major tax categories experienced collections below their budget estimates. Corporate tax collections were $173.3 million (4.4%) below estimate, including corporate net income tax receipts that were $201.2 million (12.6%) below the budget estimate. The capital stock and franchise tax also was below estimate by $60.3 million (6.3%) for Fiscal Year 2003. Other selective corporate taxes exceeded their estimate for Fiscal Year 2003 by $87.4 million (6.4%) . Sales tax receipts, the Commonwealth's largest tax source, were below Fiscal Year 2003 estimates by $12.1 million (0.2%) . Taxes on the sale or lease of motor vehicles were above estimate by $75.7 million (6.5%), and non-motor vehicle sales tax receipts were $87.8 million (1.4%) below estimate. Personal income tax receipts were $289.9 million (3.9%) below estimate as non-withholding receipts were $160.5 million (10.2%) below estimate and withholding collections were $129.4 million (2.2%) below estimate. Non-tax revenue receipts were $15.7 million (2%) above the estimate for Fiscal Year 2003. Reserves for tax refunds in Fiscal Year 2003 were $929.6 million, a decrease of $37.6 million (3.9%) from Fiscal Year 2002 levels.

     Fiscal Year 2003 Commonwealth expenditures, including supplemental appropriations, intergovernmental transfers and net of appropriation lapses, were $21.672 billion, representing a $797.5 million (3.8%) increase over Fiscal Year 2002. A total of $466.9 million of appropriations lapsed during Fiscal Year 2003 as part of the Commonwealth's effort to align spending with 2003 estimated revenues. Intergovernmental transfers replaced $844.6 million of General Fund medical assistance costs in Fiscal Year 2003, compared to $549.6 million in Fiscal Year 2002. Expenditures normally funded from Commonwealth revenues, but which were funded from additional resources in Fiscal Year 2003, totaled $578.9 million, including $380.4 million in General Fund debt service, as well as $198.5 million in long term care costs that were paid from Tobacco Settlement Fund revenues.

     General Fund Fiscal Year 2004 Financial Results (Budgetary Basis). A rebounding national economy that exceeded preliminary growth estimates resulted in actual Fiscal Year 2004 revenues exceeding the budget estimate by $636.7 million (2.9%) . Total Fiscal Year 2004 net revenues totaled approximately $23.16 billion. Total expenditures amounted to $23.089 billion. As of June 30, 2004, the final unappropriated surplus balance for Fiscal Year 2004 was $76.7 million.

Fiscal Year 2004 revenues increased $1.35 billion over Fiscal Year 2003 revenues. Commonwealth taxes and revenues, prior to reserves for refunds, increased by $1.51 billion to $22.83 billion (7.1%) . This increase in tax revenues was primarily due to increases for certain taxes enacted with the 2004 budget. Nearly all major tax and revenue categories experienced revenue collections above the budget estimates.

     Fiscal Year 2004 expenditures, including supplemental appropriations, intergovernmental transfers and additional resources, and net of appropriation lapses, were $23.09 billion, representing a $1.417 million (6.5%) increase over Fiscal Year 2003. A total of $182.9 million of appropriations lapsed during Fiscal Year 2004. Intergovernmental transfers replaced $738.7 million of General Fund medical assistance costs in Fiscal Year 2003, compared to $844.6 million in Fiscal Year 2003. Expenditures normally funded from Commonwealth revenues, but which were funded from additional resources in Fiscal Year 2004, totaled $607.6 million, including $457.6 million in available Federal fiscal relief funds as well as $150 million available in capital debt fund reserves which were used to offset General Fund debt service costs in Fiscal Year 2004.

     As part of the 2004 budget proposal, the Governor proposed two major program expansions that were enacted by the General Assembly. In education, the Governor proposed to shift a substantial portion of local public school costs from local property taxes levied by school districts to an increased subsidy payment to school districts by the Commonwealth, which would eventually increase the Commonwealth's subsidy of local public school costs to 50% of total costs in aggregate. Funds for education at the local level totaling nearly $1.0 billion are expected to be funded from taxes realized from the legalization of slot machines at racetracks in the state. The increased level of education funding from the Commonwealth would be used to reduce local property taxes by an equal amount. The Governor also proposed an economic stimulus plan for the Commonwealth to provide additional funding to be combined with private investments to invest in economic development projects directed at blighted rural, urban and suburban sites to be re-developed to spur the location of new job-creating businesses. The funding for the economic stimulus program is to come from $2.025 billion of debt issued over more than four fiscal years.

     Fiscal Year 2005 Budget. On July 4, 2004, the Commonwealth's Fiscal Year 2005 Budget (the "2005 Budget") was enacted by the General Assembly and signed into law by the Governor. The 2005 Budget includes a projected rise, prior to reserves for tax refunds, in Commonwealth revenues of 4.5% over Fiscal Year 2004 receipts. Additional revenues are projected based upon full year collection of numerous tax rate and tax base changes enacted in December 2003 as part of the 2004 budget. These increased revenues are based upon a projection that the national economic recovery will continue to demonstrate modest yet sustainable growth through Fiscal Year 2005. The 2005 Budget provides for an increase of appropriations of 4.5% over Fiscal Year 2004 appropriations. The 2005 Budget is projected to have a preliminary ending balance of $5.1 million.

     The 2005 Budget is based on an estimated 4.5% increased for General Fund revenues prior to accounting for any changes in tax and revenue provisions enacted in the second half of Fiscal Year 2004. After certain adjustments, total General Fund revenues are projected to increased 3.8% over Fiscal Year 2004 actual receipts and total $23.8 billion prior to reserved for tax refunds. Major components of the tax revisions are (i) an increase in the personal income tax from 2.8% to 3.07%, which is expected to produce $729 million in Fiscal Year 2005; (ii) a restructuring of taxation of telecommunications, which is estimated to generate $292.1 million in Fiscal Year 2005; (iii) an increase to the cigarette tax from $1.00 per pack to $1.35 per pack, which is expected to produce $247.5 million in Fiscal Year 2005; and (iv) a modification of the scheduled phase-out of the capital stock and franchise tax, which is projected to produce $116.8 million in Fiscal Year 2005. Receipts of Commonwealth non-tax revenues are expected to return to historic levels of approximately $478.4 million in Fiscal Year 2005, a reduction of $303.6 million from Fiscal Year 2004 actual receipts.

     The 2005 Budget provides $22.88 billion of appropriations from Commonwealth revenues, an increased of 4.5% from Fiscal Year 2004 appropriations, and represents a planned draw down of $71.8 million of the unappropriated surplus balance available at the end of Fiscal Year 2004. In addition, approximately $377.6 million of remaining Federal fiscal relief is appropriate in Fiscal Year 2005 to fund expenditures normally funded from revenues. The 2005 Budget also includes $673.8 million in funding for medical assistance expenditures through intergovernmental transfer proceeds. This amount is a decrease of 8.8% from the $738.7 million in intergovernmental transfer proceeds utilized during Fiscal Year 2004. The fiscal year ending unappropriated balance is currently estimated to be $5.1 million for Fiscal Year 2005.

     Motor License Fund Fiscal Years 2003-05. The Motor License Fund ended Fiscal Year 2003 with an unappropriated surplus of $30.4 million. Actual revenue collection was below estimate by $30.5 million (1.5%) . Motor License Fund revenues collected during Fiscal Year 2003 totaled about $2 billion, an increase of 2.2% from the prior fiscal year. The slow-growing national economy impacted the rate of growth of the Motor License Fund and as the liquid fuels tax, the largest revenue category, and license and fees revenue grew by 1.4% and 1.8% respectively from Fiscal Year 2002. Other revenues to the Motor License Fund, principally earning on investment, grew 28.5% from 2002 totals. Expenditures, net of lapses, totaled $2.05 billion, an increase of 0.3% over Fiscal Year 2002 expenditures.

     Revenues to the Motor License Fund in Fiscal Year 2004 totaled $2.09 billion, an increase of 4.3% over Fiscal Year 2003 revenues. License and fee revenues grew by 1.7% and other revenue receipts, namely earnings on investment, grew by $64.9 million (101%) from prior year receipts. Appropriations of Commonwealth revenues in the 2004 budget total $2.023 billion. This amount represents a decrease of 1.2% over prior expenditures.

     Fiscal Year 2005 revenues are estimated to be $2.1 billion, an increase of 0.8% over actual Fiscal Year 2004 revenues. License and fee revenues and liquid fuels taxes are estimated to grow approximately 2.9%, while other revenue receipts are estimated to decline 32%. Contributing to the estimated decline in other revenue receipts is the large amount of one-time capital gains on investments of available Motor License Fund cash balances. Appropriations are expected to total $2.082 billion for Fiscal Year 2005, an increased of 2.9% from actual Fiscal Year 2004 expenditures net of lapses. The 2005 Budget projects an increase of the unappropriated balance of $19.9 million, bringing the cumulative unappropriated surplus to a projected $133.5 million.

     State Lottery Fund Fiscal Years 2003-05. Receipts from this fund support financial assistance programs for elderly and handicapped individuals, and increased costs for the provision of pharmaceutical aid to eligible seniors continued to be a significant component of the increased level of expenditures. During Fiscal Year 2003 gross ticket sales were $1.067 billion, an increase of 6.4% over actual receipts in Fiscal Year 2002. Expenditures net of current year lapses totaled $1.140 billion, an increase of 10.7% . The excess of expenditures over fiscal year revenues was funded by a partial draw down of $63.4 million from the unappropriated surplus of the fund.

     Lottery tickets sales rose 9.7% from Fiscal Year 2003 and provided net revenues of $1.171 million. Revenues from various lottery sources, including the Commonwealth's participation in the multi-state Powerball game, were 1.6% below the budget estimate. Expenditures net of current year lapses totaled $1.139 billion. Revenues, including prior year lapses, in excess of expenditures for Fiscal Year 2004 contributed to an unappropriated fund balance and reserve of $299.8 million (including $100 million of reserves), and increase of 20% from Fiscal Year 2003. The 2005 Budget estimates a 12% increase in revenues over the prior fiscal year. Budgeted expenditures totaling $1.21 billion are 6.3% above Fiscal Year 2004 expenditures. A continuation of revenues in excess of budgeted expenditures is projected to contribute to a fiscal year-end balance and reserve totaling $396.2 million (including $100 million of reserves), a projected increase of 32% from Fiscal Year 2004.

Commonwealth Indebtedness

     The Constitution permits the Commonwealth to incur the following types of debt: (1) debt to suppress insurrection or rehabilitate areas affected by disaster; (2) electorate approved debt; (3) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (4) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts. Debt service on general obligation debt is paid from General Fund appropriations, except for debt issued for highway purposes, which is paid out of Motor License Fund appropriations.

     Net outstanding general obligation debt totaled $6.893 billion at June 30, 2004, a net increase of $125.4 million from June 30, 2003. Over the 10-year period ended June 30, 2004, total net outstanding general obligation debt increased at an annual rate of 3.1% . Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 7%.

     General obligation bonds of the Commonwealth are rated "AA" by Standard & Poor's Ratings Services, "Aa2" by Moody's Investor Services, and "AA" by Fitch, Inc. The ratings reflect only the views of the rating agencies.

     When necessary, the Commonwealth engages in short-term borrowing to fund expenses within the fiscal year through the sale of tax anticipation notes. The Commonwealth may issue tax anticipation notes only for the account of the General Fund or the Motor License Fund or both such funds. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund or both funds in the fiscal year. Tax anticipation notes must mature within the fiscal year in which they were issued. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt, and any year-end deficit balances must be funded within the succeeding fiscal year's budget. Currently, the Commonwealth has no tax anticipation notes outstanding. The 2005 Budget does not anticipate issuing tax anticipation notes.

     Certain state-created organizations have statutory authorization to issue debt for which Commonwealth appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and the debt of such agencies is not an obligation of the Commonwealth although some of the agencies are indirectly dependent on Commonwealth appropriations. The following organizations had debt currently outstanding as of June 30, 2004: Delaware River Joint Toll Bridge Commission ($155.5 million), Delaware River Port Authority ($1.273 billion), Pennsylvania Economic Development Financing Authority ($2.809 billion), Pennsylvania Energy Development Authority ($59.5 million), Pennsylvania Higher Education Assistance Agency ($4.254 billion), Pennsylvania Higher Educational Facilities Authority ($4.537 billion), Pennsylvania Industrial Development Authority ($500 million), Pennsylvania Infrastructure Investment Authority ($112.4 million), Pennsylvania Turnpike Commission ($2.483 billion), and the State Public School Building Authority ($1.359 billion).

The City of Philadelphia is the largest city in the Commonwealth. The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on July 7, 2004. PICA had $770.7 million in special tax revenue bonds outstanding as of June 30, 2004. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

Pensions and Retirement Systems. The Commonwealth maintains contributory benefit pension plans covering all state employees, public school employees and employees of certain state-related organizations. State employees and employees of certain state-related organizations are members of the State Employees' Retirement System ("SERS"). Public school employees are members of the Public School Employees' Retirement System ("PSERS"). With certain exceptions membership in the applicable retirement system is mandatory for covered employees.

The Commonwealth's retirement programs are jointly contributory between the employer and employee. The contribution rate for PSERS new members who enroll in the pension plan on or after January 1, 2002 is 7.5% of compensation. The contribution rates for current PSERS members range from 5% to 7.5% of compensation depending upon their date of employment and elections made by the member. SERS' contribution rate for most employees is 6.25% . Interest on each employee's accumulated contributions is credited annually at a 4% rate mandated by state statute. Accumulated contributions plus interest credited is refundable to covered employees upon termination of their employment.

Annual actuarial valuations are required by state law to determine the employer contribution rates necessary to accumulate sufficient assets and provide for payment of future benefits. The actuary's recommendations for employer contribution rates represent a funding plan for meeting current and future retirement obligations and are included in the enacted budget for the current fiscal year. As of June 30, 2004, the market value of investment assets for PSERS was $48.54 billion. As of June 30, 2003, the market value of investment assets for SERS was $24.54 billion.

Litigation

     Following are brief descriptions of certain cases affecting the Commonwealth, as reviewed by the Commonwealth's Attorney General and Office of General Counsel.

     In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for Fiscal Year 2004 is $20 million.

     Powell v. Ridge. In 1998, a suit was filed on behalf of a variety of plaintiffs, including the School District of Philadelphia, the parents of several Philadelphia school children, local community organizations, and the City and Mayor of Philadelphia. The suit alleges that the Commonwealth's formula for distributing school funding provides less money to districts with a majority non-white population than it does to similarly situated districts that have a majority of white students. The plaintiffs seek a declaration that the Commonwealth's funding practices and policies discriminate against minority students in violation of Federal law, as well as injunctive relief barring the use of such practices.

     Since June 23, 2000, the case has been in civil suspense for a variety of reasons. Most recently, the court continued the stay of proceedings until the appellate court and U.S. Supreme Court decided other cases that likely would directly affect the plaintiffs' claims. Those decisions have now been issued and make clear that the plaintiffs' claims, as currently pled, are not viable.

     County of Allegheny v. Commonwealth of Pennsylvania. In December 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system is in conflict with the Pennsylvania Constitution. However, the Supreme Court of Pennsylvania stayed its judgment to afford the General Assembly an opportunity to enact appropriate funding legislation consistent with its opinion and ordered that the prior system of county funding shall remain in place until this is done.

     The Court appointed retired Justice Frank J. Montemuro, Jr. as special master to devise and submit a plan for implementation. His interim report recommended a four phase transition to Commonwealth funding of a unified judicial system, during each of which specified court employees would transfer into the Commonwealth's payroll system. Phase I recommended that the General Assembly provide for an administrative structure of local court administrators to be employed by the Administrative Office of Pennsylvania Courts, a state agency. On June 22, 1999, the Governor approved legislation under which approximately 165 county-level court administrators became employees of the Commonwealth. The act also triggered the release of the appropriations that had been made for this purpose in 1998 and 1999. The remainder of Justice Montemuro's recommendation for later phases remains pending before the Supreme Court of Pennsylvania.

     PPG Industries, Inc. v. Commonwealth of Pennsylvania. By decision dated November 30, 2001, the Pennsylvania Supreme Court held that the manufacturing exemption to Pennsylvania's capital stock/franchise tax discriminates against interstate commerce in violation of the Commerce Clause of the United States Constitution and ordered the manufacturing exemption severed from the capital stock/franchise tax. Further, the Court directed the Commonwealth to provide a retrospective remedy to taxpayers along the lines of those provided by the U.S. Supreme Court in a similar case i.e., (1) refunds for those taxpayers who were discriminated against by the unlawful exemption, (2) additional assessments against those who benefited by the unlawful exemption, or (3) some combination of the two so long as any remedy does not discriminate against interstate commerce. During the course of this litigation, the General Assembly enacted tax code amendments, which presumptively cured the constitutional problem with the tax after January 1, 1999, but do not impact on the tax during the years involved in this litigation.

     PPG filed a petition for reconsideration of the court's opinion, which the court denied on February 1, 2002. The retrospective remedy announced by the Commonwealth on April 29, 2002 appears to be revenue-neutral and satisfactory for in-state manufacturers. However, out-of-state manufacturers have appealed, involving an undetermined but significant dollar amount and those appeals remain pending.

     Most of the appeals of out-of-state manufacturers have been resolved through settlement. Some significant cases remain open, but overall, it is probably that these matters will be successfully resolved through settlement without significant fiscal input.

     Unisys Corporation v. Commonwealth. Unisys challenged the statutory three-factor formula used for the apportionment of capital stock value in the franchise tax on constitutional and statutory (fairness) grounds. The trial court issued its decision on March 8, 1999, sustaining the statute from the Constitutional challenge in favor of the Commonwealth. However, it ruled in favor of the taxpayer's fairness argument. The Commonwealth appealed this decision to the Pennsylvania Supreme Court and Unisys cross-appealed. On October 25, 2002, the Court issued a decision reversing the holding of the trial court and upholding the Commonwealth's statutory apportionment formula. Unisys filed an application for re-argument, which was denied. Unisys filed a petition for certiorari to the U.S. Supreme Court, which was denied. The trial court denied relief because the taxpayer failed to carry its burden of proof and did not resolve the underlying issue. The decision has very limited applicability to numerous pending cases that raise identical issues and involve undetermined significant dollar amounts.

     Northbrook Life Insurance Co. This case is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania. Currently, the Commonwealth has docketed in excess of 40 cases representing 20 or more insurance companies. Dozens of additional cases are being held pending this litigation at the administrative board's level.

     The cases challenge the Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982, which established a funding mechanism to fulfill defaulted obligations of insurance companies under life and health insurance policies and annuities contracts to insured Pennsylvania residents. In accordance with this funding mechanism, other insurance companies are assessed to provide the funds due to Pennsylvania residents insured from insurance companies, which have become insolvent or are otherwise in default to its insureds. The assessed insurance companies may claim a credit against their gross premiums tax liability based on such assessments.

     The Department of Revenue allowed credits for assessments paid on taxable annuity considerations. Credits were not allowed for assessments paid on non-taxed annuities. There is no provision in the insurance law that restricts the credit to only the assessments paid on taxable annuities. Taxpayers want the credit for assessments paid on all annuities, both during the period that annuities were taxed and going forward. Settlement negotiations continue and the matter is also being prepared for litigation. Estimates of refund potential vary widely, ranging from $50 million to $300 million.

     Duquesne Light Co. v. Commonwealth. There are several appeals involving various years and taxes. The plaintiff is challenging the capital stock tax, corporate net income tax and gross receipts tax. There is over $100 million in total in dispute, but it is highly doubtful that the exposure would be near that amount. At present, the resolution of these matters is the subject of discussions between the parties.

APPENDIX B

Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Commercial paper

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated B are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is payment default. The 'D' rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MIG/VMIG--U.S. short-term

Municipal debt issuance ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

The short-term rating assigned to the demand feature of variable rate demand obligations (VRDOs) is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/VMIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND PART C. OTHER INFORMATION _________________________
Item 23.	Exhibits. - List

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust and Articles of Amendment are
incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 3 to the Registration Statement
on Form N-1A, filed on March 22, 1996.

(b)	Registrant's By-Laws, amended as of December 31, 1999 is incorporated by reference to Exhibit (b) of
Post-Effective Agreement No. 7 to the Registration Statement on From N-1A filed on March 29, 2000.

(d)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 2 to
the Registration Statement on Form N-1A, filed on January 30, 1995.

(e)	Amended Distribution Agreement and Forms of Service Agreements are incorporated by reference to
Exhibit (e) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on
March 20, 2001.

(g)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective
Amendment No. 3 to the Registration Statement on Form N-1A, filed on March 22, 1996. Sub-Custodian
Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 1 to the
Registration Statement on Form N-1A, filed on June 20, 1994.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1, filed on January 30, 1995.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective
Amendment No. 3 to the Registration Statement on Form N-1A, filed on March 22, 1996.

(j)	Consent of Independent Auditors. *

(p)	Revised Code of Ethics. *

* Filed herewith.

Item 23.	Exhibits. - List (continued)

Other Exhibits

(a) Powers of Attorney for certain Fund Officers (Canter; Windels) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed on March 26, 2002.
Power of Attorney for other Fund Officers and each Director is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on
March 20, 2001.

(b) Certificate of Secretary is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on March 20, 2001.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 4 of
Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on June 20,
1994.

Reference is also made to the Distribution Agreement as amended.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment
Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus
Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-
dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 – Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - 10/04
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Holdings, LLC
One Financial Center
Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Newton Management Limited	Executive Committee	10/98 - Present
Vice Chairman	London, England	Member
and Director		Director	10/98 - Present
(continued)
	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
	C-7		03/14/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Mellon United National Bank	Director	3/98 - Present
Vice Chairman	1399 SW 1st Ave., Suite 400
and Director	Miami, Florida
(continued)

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer	10/01 - Present
and Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
	C-8		03/14/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

William H. Maresca	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
Controller	c/o Mellon Corporation	Director	2/02 – 2/03
(continued)	Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - 11/04
		Director	2/02 - 11/04
		Treasurer	5/00 - 11/04

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - 10/04
Massachusetts, Inc. ++

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc. ++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - Present
Officer
	Mellon Securities Services+	First Vice President	11/01 - 2/04

Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - Present
Inc.++

	Dreyfus Service Organization,	Vice President - - Tax	10/96 - Present
Inc.++

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
	C-9		03/14/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
	C-10		03/14/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	MFS Leasing Corp. +	Vice President	08/01 - Present
Vice President
(continued)
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++
	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
	C-11		03/14/05

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-3-14-05.doc-019/061
C-12	03/14/05

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds

2.	Dreyfus A Bonds Plus, Inc.

3.	Dreyfus Appreciation Fund, Inc.

4.	Dreyfus Balanced Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth and Value Funds, Inc.

24.	Dreyfus Growth Opportunity Fund, Inc.

25.	Dreyfus Index Funds, Inc.

26.	Dreyfus Institutional Cash Advantage Funds

27.	Dreyfus Institutional Money Market Fund

28.	Dreyfus Institutional Preferred Money Market Funds

29.	Dreyfus Insured Municipal Bond Fund, Inc.

30.	Dreyfus Intermediate Municipal Bond Fund, Inc.

31.	Dreyfus International Funds, Inc.

32.	Dreyfus Investment Grade Funds, Inc.

33.	Dreyfus Investment Portfolios

34.	The Dreyfus/Laurel Funds, Inc.

35.	The Dreyfus/Laurel Funds Trust

36.	The Dreyfus/Laurel Tax-Free Municipal Funds

37.	Dreyfus LifeTime Portfolios, Inc.

38.	Dreyfus Liquid Assets, Inc.

39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

40.	Dreyfus Massachusetts Municipal Money Market Fund

41.	Dreyfus Midcap Index Fund, Inc.

42.	Dreyfus Money Market Instruments, Inc.

43.	Dreyfus Municipal Bond Fund, Inc.

44.	Dreyfus Municipal Cash Management Plus

45.	Dreyfus Municipal Funds, Inc.

46.	Dreyfus Municipal Money Market Fund, Inc.

C-13

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund

48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

49.	Dreyfus New York Municipal Cash Management

50.	Dreyfus New York Tax Exempt Bond Fund, Inc.

51.	Dreyfus New York Tax Exempt Intermediate Bond Fund

52.	Dreyfus New York Tax Exempt Money Market Fund

53.	Dreyfus U.S. Treasury Intermediate Term Fund

54.	Dreyfus U.S. Treasury Long Term Fund

55.	Dreyfus 100% U.S. Treasury Money Market Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New Leaders Fund, Inc.

67.	Dreyfus Premier New York Municipal Bond Fund

68.	Dreyfus Premier Opportunity Funds

69.	Dreyfus Premier State Municipal Bond Fund

70.	Dreyfus Premier Stock Funds

71.	The Dreyfus Premier Third Century Fund, Inc.

72.	The Dreyfus Premier Value Equity Funds

73.	Dreyfus Premier Worldwide Growth Fund, Inc.

74.	Dreyfus Short-Intermediate Government Fund

75.	Dreyfus Short-Intermediate Municipal Bond Fund

76.	The Dreyfus Socially Responsible Growth Fund, Inc.

77.	Dreyfus Stock Index Fund, Inc.

78.	Dreyfus Tax Exempt Cash Management

79.	Dreyfus Treasury Cash Management

80.	Dreyfus Treasury Prime Cash Management

81.	Dreyfus Variable Investment Fund

82.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

83.	General California Municipal Money Market Fund

84.	General Government Securities Money Market Funds, Inc.

85.	General Money Market Fund, Inc.

86.	General Municipal Money Market Funds, Inc.

87.	General New York Municipal Bond Fund, Inc.

88.	General New York Municipal Money Market Fund

89.	Mellon Funds Trust

C-14

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28. Location of Accounts and Records
_______

________________________________

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 24 day of March, 2005.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

BY:	/s/Stephen E. Canter*
STEPHEN E. CANTER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Stephen E. Canter*	President (Principal Executive	03/24/05

Stephen E. Canter	Officer)

/s/James Windels*	Treasurer (Principal Accounting and	03/24/05

James Windels	Financial Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	03/24/05
Joseph S. DiMartino

/s/David W. Burke*	Board Member	03/24/05

David W. Burke

/s/Diane Dunst*	Board Member	03/24/05

Diane Dunst

/s/Rosalind Gersten Jacobs*	Board Member	03/24/05
Rosalind Gersten Jacobs

/s/Jay I. Meltzer*	Board Member	03/24/05

Jay I. Meltzer

/s/Daniel Rose*	Board Member	03/24/05

Daniel Rose

/s/Warren B. Rudman*	Board Member	03/24/05

Warren B. Rudman

/s/Sander Vanocur*	Board Member	03/24/05

Sander Vanocur

*BY:	/s/John B. Hammalian

John B. Hammalian,
Attorney-in-Fact

INDEX OF EXHIBITS

(j)	Consent of Independent Auditors

(p)	Revised Code of Ethics